Accounts payable, accrued liabilities and asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2020
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Components Account Payable and Accrued Liabilities
a)
The components of the captions account payable and accrued liabilities are as follows:

	At December 31,
	2019	2020
Suppliers	Ps.113,370,716	Ps.74,285,881
Sundry creditors	90,849,195	101,406,307
Interest payable	8,057,170	7,661,762
Guarantee deposits from customers	1,467,835	1,386,645
Dividends payable	2,367,908	2,254,877

Total	Ps.216,112,824	Ps.186,995,472

Summary of Balance of Accrued Liabilities
b)
The balance of accrued liabilities at December 31, 2019 and 2020 are as follows:

	At December 31,
	2019		2020
Current liabilities
Direct employee benefits payable	Ps.	17,991,283	Ps.	18,965,160
Contingencies		34,379,969		31,326,691

Total	Ps.	52,371,252	Ps.	50,291,851

Summary of Movements in Contingent Liabilities
The movements in contingencies for the years ended December 31, 2019 and 2020 are as follows:

	Balance at December 31, 2018		Business combination		Effect of translation		Increase of the year		Applications				Reclassification by adoption of IFRIC 23		Balance at December 31, 2019
									Payments		Reversals
Contingencies	Ps.	40,281,573	Ps.	1,378,611	Ps.	(2,302,058)	Ps.	6,410,975	Ps.	(5,483,327)	Ps.	(1,833,518)	Ps.	(4,072,287)	Ps.	34,379,969

	Balance at December 31, 2019		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2020
									Payments		Reversals
Contingencies	Ps.	34,379,969	Ps.	292	Ps.	(4,290,753)	Ps.	7,442,292	Ps.	(3,214,407)	Ps.	(2,990,702)	Ps.	31,326,691

Summary of Movements in Asset Retirement Obligations
c)
The movements in the asset retirement obligations for the years ended December 31, 2019 and 2020 are as follows:

	Balance at December 31, 2018		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2019
									Payments		Reversals
Asset retirement obligations	Ps.	15,971,601	Ps.	293,548	Ps.	(1,339,033)	Ps.	1,600,197	Ps.	(128,842)	Ps.	(580,727)	Ps.	15,816,744

	Balance at December 31, 2019		Business combination		Effect of translation		Increase of the year		Applications				Balance at December 31, 2020
									Payments		Reversals
Asset retirement obligations	Ps.	15,816,744	Ps.	—	Ps.	374,418	Ps.	2,412,908	Ps.	(593,644)	Ps.	(122,435)	Ps.	17,887,991